Annual Total Returns - ThematicIndexETFs-ComboPRO - ThematicIndexETFs-ComboPRO - Fidelity Cloud Computing ETF	Oct. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Oct. 05, 2021
Fidelity Cloud Computing ETF
Bar Chart Table:
Annual Return 2022	(41.07%)